UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5754
                                                      --------


                      Colonial High Income Municipal Trust
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    --------------

Date of fiscal year end:      11/30/05
                              ------------------

Date of reporting period:     05/31/05
                              ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL HIGH INCOME MUNICIPAL TRUST       SEMIANNUAL REPORT

MAY 31, 2005

[cover photo of domed building]


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE


Dear Shareholder:

In 2004, Colonial Funds became part of Columbia Management, the asset management division of Bank of America, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe offer significant potential benefits for our shareholders. First, some funds may be merged in order to eliminate redundancies, others may be liquidated and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these changes if your fund is affected and you may be asked to vote on certain fund changes. In this matter, your timely response will enable us to implement the changes in 2005.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success.

In the pages that follow, you'll find a detailed report from the fund's manager on key factors that influenced your fund's performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson

President, Columbia Funds

Christopher L. Wilson is Head of Mutual Funds for Columbia Management, President of Columbia Funds, President & CEO of Nations Funds and President of Galaxy Funds, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris joined Bank of America in August 2004.

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Colonial trust are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Colonial trust. References to specific company securities should not be construed as a recommendation or investment advice.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2005, Colonial High Income Municipal Trust generated a total return of 1.27%, based on its market price. The trust returned 6.28%, based on investment at net asset value. That was in line with the average return of its peer group, the Lipper High Yield Municipal Debt Funds Category, which was 6.38%.1 A customized peer group consisting of nine leveraged closed-end high-yield municipal funds generated an average return of 6.77%. The trust benefited from strong demand for high-yield bonds, which outstripped supply as investors reached for yield in an environment of low interest rates. Lower quality, higher-yielding issues did particularly well. We believe the trust had less exposure than its customized peer group to the airline and tobacco sectors, which accounted for its slight shortfall against their average return.

GAINS CAME FROM LONGER-MATURITY BIAS

Although short-term interest rates rose during the period, long-term yields fell and long-term bond prices rose. As a result, the trust benefited from having a sizable stake in longer-maturity issues and downplaying weaker-performing shorter-maturity bonds. In particular, zero coupon municipal bonds, or "zeros," did well as long-term interest rates declined. However, Treasury futures contracts, which were used to reduce the duration of the trust, declined in value, offsetting some of the gains from the trust's bonds. Zeros are long-term bonds that carry no coupon and are bought at a steep discount to face value. Added gains came from specific credits, including nursing home bonds issued by Washington County in Pennsylvania and Metropolitan Government in Nashville, Tennessee (0.4% and 0.4% of total investments, respectively)2.

The trust's diversified approach meant that it had modest holdings in the top-performing but volatile air transportation and tobacco sectors. Tobacco bonds are issued by individual states, cities and counties. These bonds are secured by revenues from a financial settlement with tobacco companies related to past and future tobacco-related health costs. The sector benefited from strong demand and positive litigation news during the period. Among airlines, US Airways bonds (0.2% of total investments) were standouts.

SHIFT TOWARD HIGHER QUALITY

The difference in yield between lower quality and higher quality bonds narrowed during the period, giving us an opportunity to buy higher quality bonds without sacrificing much yield. We trimmed some BBB-rated hospital bonds and replaced them with AA-rated housing bonds that had a nice yield advantage over AAA-rated issues with only slightly lower yield than the hospital bonds.

----------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
2    Holdings are disclosed as of May 31, 2005, and are subject to change.

(Sidebar)

PRICE PER SHARE AS OF 05/31/05 ($)

Net asset value          6.54
------------------------------
Market price             6.27
------------------------------


6-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/05 (%)

Net asset value          6.28
------------------------------
Market price             1.27
------------------------------
Lipper High Yield Municipal
Debt Funds Category
average                  6.38
------------------------------

All results shown assume
reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/01/04 - 05/31/05 ($)

                         0.25
------------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 5 SECTORS AS OF 05/31/05 (%)

Hospitals                 11.8
-------------------------------
Local general obligations  9.4
-------------------------------
Refunded/escrowed          8.5
-------------------------------
Continuing care retirement 7.3
-------------------------------
Multi-Family               7.1
-------------------------------

QUALITY BREAKDOWN
AS OF 05/31/05 (%)

AAA                       26.1
-------------------------------
AA                         3.0
-------------------------------
A                         11.2
-------------------------------
BBB                       23.3
-------------------------------
BB                         3.9
-------------------------------
B                          0.7
-------------------------------
CCC                        0.2
-------------------------------
Non-rated                 30.1
-------------------------------
Cash equivalents           1.5
-------------------------------

Sector and quality breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd.

The majority of the bonds that are non-rated are considered by the advisor to be of non-investment grade quality.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain this quality breakdown in the future.

DECLINE IN DIVIDEND, BUT CONTINUED BENEFIT FROM LEVERAGE

The trust's dividend yield dropped as long-term rates fell and short-term interest rates rose. The trust earned some of its income through leverage, which comes from preferred shares that allow the trust to borrow against its underlying investments. We invested the proceeds from the preferred shares in longer maturity bonds, and then paid out to preferred shareholders a short-term rate that is influenced by the federal funds rate--the overnight rate at which banks lend each other money. As the fed funds rate climbed, the payout rate to preferred shareholders also rose, reducing the income available to the common shareholders. However, leverage continued to give the trust an income advantage over its non-leveraged peers.

POSITIVE OUTLOOK

With interest rates at relatively low levels, we expect demand for high-yield municipals to remain strong. We believe that, although the yield differential between higher-rated and lower-rated bonds is already narrow, it could narrow further and help high-yield relative returns. In this environment, our plan is to continue looking for opportunities to upgrade credit quality without sacrificing much yield. In addition, even if long-term interest rates head higher, we think that the increases are unlikely to be dramatic.

/s/ Maureen G. Newman

Maureen G. Newman has been the portfolio manager of Colonial High Income Municipal Trust since August 1998. Ms. Newman has managed various other municipal funds for Columbia Management Advisors, Inc. or its predecessors or affiliate organizations since May 1996.




PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield or "junk bonds" offers the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the trust will be affected by interest rate changes and the creditworthiness of issues held in the trust. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)


MUNICIPAL BONDS - 152.4%               PAR ($)    VALUE ($)
-----------------------------------------------------------
EDUCATION - 4.9%
EDUCATION - 3.6%
CA Educational Facilities Authority,
   Loyola Marymount University,
   Series 2001,
   Insured: MBIA
     (a) 10/01/19                    2,025,000    1,083,658
CA Public Works Board,
   UCLA,
   Series 2002 A,
   Insured: FSA
     5.375% 10/01/15                 1,010,000    1,119,444
MA Development Finance Agency,
   Western New England College,
   Series 2002,
     6.125% 12/01/32                   300,000      320,166
MI Southfield Economic Development
   Corp., Lawrence University,
   Series 1998 A,
     5.400% 02/01/18                 1,000,000    1,023,640
NC Capital Facilities Finance Authority,
   Meredith College,
   Series 2001,
   Insured: AMBAC
     5.125% 06/01/16                 1,000,000    1,080,680
PA Higher Education Facilities Authority,
   Philadelphia University,
   Series 2004 A,
     5.125% 06/01/25                   600,000      605,382
VT Educational & Health Buildings
   Finance Agency, Norwich University,
   Series 1998,
     5.500% 07/01/21                 1,500,000    1,555,755
WV University,
   Series 2000 A,
   Insured: AMBAC
     (a) 04/01/19                    1,000,000      547,680
                                               ------------
                               Education Total    7,336,405
                                               ------------
PREP SCHOOL - 1.3%
CA Statewide Communities Development
   Authority, Crossroads School of
   Arts & Sciences, Series 1998,
     6.000% 08/01/28 (b)             1,250,000    1,311,600
IL Development Finance Authority,
   Latin School of Chicago,
   Series 1998,
     5.650% 08/01/28                   230,000      236,410
MA Industrial Finance Agency:
   Cambridge Friends School,
   Series 1998,
     5.800% 09/01/28                 1,000,000      989,830
   St. John's High School,
   Series 1998,
     5.350% 06/01/28                   150,000      153,876
                                               ------------
                             Prep School Total    2,691,716
                                               ------------
                               EDUCATION TOTAL   10,028,121
                                               ------------



                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE - 41.0%
CONTINUING CARE RETIREMENT - 11.5%
CA Association of Bay Area Governments
   Finance Authority for
   Nonprofit Corps., Eskaton
   Gold River Lodge,
   Series 1998:
     6.375% 11/15/15                   660,000      694,597
     6.375% 11/15/28                   550,000      566,049
CA La Verne, Brethren Hillcrest Homes,
   Series 2003 B,
     6.625% 02/15/25                   690,000      764,692
CA Statewide Community Development
   Authority, Eskaton Village - Grass Valley,
   Series 2000,
     8.250% 11/15/31(b)                990,000    1,096,752
CT Development Authority,
   The Elim Park Baptist, Inc. Project,
   Series 2003,
     5.850% 12/01/33                   660,000      704,959
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   750,000      829,980
FL Lee County Industrial Development
   Authority, Shell Point Village Project,
   Series 1999 A,
     5.500% 11/15/29                   600,000      612,744
GA Fulton County,
   Canterbury Court Project,
   Series 2004 A,
     6.125% 02/15/34                   750,000      760,928
GA Savannah Economic Development
   Authority, Marshes of Skidaway,
   Series 2003 A,
     7.400% 01/01/34                   465,000      495,458
IL Health Facilities Authority:
   Lutheran Senior Ministries,
   Series 2001,
     7.375% 08/15/31                   900,000      964,260
   Washington & Jane Smith Community,
   Series 2003 A,
     7.000% 11/15/32                   725,000      745,445
KS Manhattan,
   Meadowlark Hills Retirement Home,
   Series 1999 A,
     6.375% 05/15/20                   650,000      676,104
MA Boston Industrial Development
   Financing Authority,
   Springhouse, Inc.,
   Series 1998,
     5.875% 07/01/20                   255,000      259,893
MA Development Finance Agency,
   Loomis Communities:
   Series 1999 A,
     5.625% 07/01/15                   400,000      403,108
   Series 2002 A,
     6.900% 03/01/32                   100,000      107,983




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
CONTINUING CARE RETIREMENT (CONTINUED)
MD Westminster Economic
   Development Authority,
   Carroll Lutheran Village, Inc.,
   Series 2004 A:
     5.875% 05/01/21                   500,000      520,015
     6.250% 05/01/34                   250,000      261,353
NH Higher Educational & Health
   Facilities Authority,
   Rivermead at Peterborough,
   Series 1998:
     5.625% 07/01/18                   500,000      503,885
     5.750% 07/01/28                   500,000      498,940
NJ Economic Development Authority:
   Seabrook Village, Inc.,
   Series 2000 A,
     8.250% 11/15/30                   925,000    1,034,483
   Winchester Gardens,
   Series 2004 A,
     5.750% 11/01/24                   750,000      799,342
PA Delaware County Authority,
   Dunwoody Village,
   Series 2003 A,
     5.375% 04/01/17                   600,000      640,830
PA Lancaster Industrial
   Development Authority,
   Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31                   500,000      545,925
PA Montgomery County Industrial
   Development Authority,
   Whitemarsh Continuing Care
   Retirement Community,
   Series 2005,
     6.250% 02/01/35                   750,000      786,907
TN Johnson City Health & Educational
   Facilities Authority, Appalachian
   Christian Village Project,
   Series 2004 A,
     6.250% 02/15/32                   250,000      254,605
TN Metropolitan Government, Nashville
   & Davidson County,
   Blakeford at Green Hills,
   Series 1998,
     5.650% 07/01/24                   600,000      600,042
TN Shelby County Health, Educational
   & Housing Facilities Board,
   Germantown Village,
   Series 2003 A,
     7.250% 12/01/34                   450,000      474,543





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TX Abilene Health Facilities
   Development Corp,
   Sears Methodist Retirement Center:
   Series 1998 A,
     5.900% 11/15/25                 1,000,000      992,760
   Series 2003 A,
     7.000% 11/15/33                   500,000      531,055
TX Houston Health Facilities
   Development Corp., Buckingham
   Senior Living Community, Inc.,
   Series 2004 A,
     7.125% 02/15/34                   500,000      531,325
VA Winchester Industrial Development
   Authority, Westminster Canterbury,
   Series 2005 A
     5.300% 01/01/35 (c)               750,000      756,188
WI Health & Educational
   Facilities Authority:
   Attic Angel Obligated Group,
   Series 1998,
     5.750% 11/15/27                 1,000,000      965,650
   Clement Manor,
   Series 1998,
     5.750% 08/15/24                 1,300,000    1,304,160
   Eastcastle Place, Inc.,
   Series 2004,
     6.125% 12/01/34                   350,000      351,820
   Three Pillars Senior Living
   Communities, Series 2003,
     5.750% 08/15/26                   500,000      521,525
   United Lutheran Program for
   the Aging, Inc.,
   Series 1998,
     5.700% 03/01/28                 1,000,000      973,750
                                               ------------
              Continuing Care Retirement Total   23,532,055
                                               ------------
HEALTH SERVICES - 1.7%
CO Health Facilities Authority,
   National Jewish Medical
   & Research Center:
   Series 1998,
     5.375% 01/01/23                   330,000      334,729
   Series 1998 B,
     5.375% 01/01/29                   750,000      756,015
MA Development Finance Agency,
   Boston Biomedical Research Institute,
   Series 1999:
     5.650% 02/01/19                   200,000      199,042
     5.750% 02/01/29                   450,000      460,071
MA Health & Educational Facilities
   Authority, Civic Investments, Inc.,
   Series 2002 A,
     9.000% 12/15/15                 1,000,000    1,154,280




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HEALTH SERVICES (CONTINUED)
MN Minneapolis & St. Paul Housing &
   Redevelopment Authority,
   Healthpartners Project,
   Series 2003
     6.000% 12/01/21                   500,000      556,260
                                               ------------
                         Health Services Total    3,460,397
                                               ------------
HOSPITALS - 18.8%
AR Conway Health Facilities Board,
   Conway Regional Medical Center:
   Series 1999 A,
     6.400% 08/01/29                   425,000      460,301
   Series 1999 B,
     6.400% 08/01/29                 1,000,000    1,083,060
CA Rancho Mirage Joint Powers
   Financing Authority,
   Eisenhower Medical Center,
   Series 2004,
     5.625% 07/01/29                 1,000,000    1,068,850
CA State Health Facilities Financing
   Authority, Cedars-Sinai Medical Center,
   Series 1999 A,
     6.125% 12/01/30                   750,000      818,407
CA Turlock Health Facilities Authority,
   Emanuel Medical Center, Inc.,
   Series 2004,
     5.375% 10/15/34                 1,500,000    1,563,585
CO Health Facilities Authority:
   Parkview Medical Center, Inc.,
   Series 2001,
     6.600% 09/01/25                   300,000      333,585
   Vail Valley Medical Center Project,
   Series 2004,
     5.000% 01/15/20                   750,000      779,580
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System,
   Series 2002,
     5.750% 12/01/32                   200,000      215,106
FL South Lake County Hospital District,
   South Lake Hospital, Inc.,
   Series 2003,
     6.375% 10/01/34                   500,000      541,670
FL Tampa,
   H. Lee Moffitt Cancer Center,
   Series 1999 A,
     5.750% 07/01/29                 2,000,000    2,099,360
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22                   525,000      558,243
GA Coffee County Hospital Authority,
   Coffee Regional Medical Center, Inc.,
   Series 2004,
     5.000% 12/01/26                   600,000      615,984





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
IL Health Facilities Authority,
   Thorek Hospital & Medical Center,
   Series 1998,
     5.250% 08/15/18                   600,000      616,542
IL Southwestern Development Authority,
   Anderson Hospital,
   Series 1999,
     5.500% 08/15/20                   225,000      234,155
IN Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Inc.,
   Series 2004 A,
     6.000% 03/01/34                   575,000      616,492
LA Public Facilities Authority,
   Touro Infirmary,
   Series 1999 A,
     5.625% 08/15/29                   350,000      364,833
MA Health & Educational
   Facilities Authority:
   Jordan Hospital,
   Series 2003 E,
     6.750% 10/01/33                   500,000      553,605
   Milford-Whitinsville Regional Hospital,
   Series 2002 D,
     6.350% 07/15/32                 1,000,000    1,070,150
MD Health & Higher Educational
   Facilities Authority,
   Adventist Healthcare,
   Series 2003 A:
     5.000% 01/01/16                   400,000      414,960
     5.750% 01/01/25                   600,000      647,580
MI Dickinson County,
   Series 1999,
     5.700% 11/01/18                   750,000      774,105
MI Flint Hospital Building Authority,
   Hurley Medical Center,
   Series 1998 A,
     5.375% 07/01/20                   450,000      452,858
MN St. Paul Housing & Redevelopment
   Authority, HealthEast, Inc.,
   Series 2001 A,
     5.700% 11/01/15                 1,000,000    1,005,570
MN Washington County Housing &
   Redevelopment Authority,
   HealthEast, Inc.,
   Series 1998,
     5.250% 11/15/12                 1,300,000    1,304,043
NC Medical Care Commission,
   Stanly Memorial Hospital,
   Series 1999,
     6.375% 10/01/29                 1,915,000    2,063,757
NH Higher Education & Health Facilities
   Authority,
   Catholic Medical Center,
   Series 2002,
     6.125% 07/01/32                   400,000      430,356




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
   Littleton Hospital
   Association, Inc.,
   Series 1998 A,
     6.000% 05/01/28                   625,000      637,500
   Series 1998 B,
     5.900% 05/01/28                   780,000      792,277
NJ Health Care Facilities Authority,
   Capital Health Systems, Inc.,
   Series 2003 A,
     5.750% 07/01/23                   650,000      705,900
NV Henderson Healthcare Facilities
   Authority, Catholic Healthcare West,
   Series 1998,
     5.375% 07/01/26                   500,000      514,835
NY Dormitory Authority,
   North Shore - Long Island Jewish
   Medical Center,
   Series 2003,
     5.500% 05/01/33                   300,000      320,544
OH Belmont County,
   East Ohio Regional Hospital,
   Series 1998,
     5.700% 01/01/13                   900,000      854,631
OH Highland County Joint Township
   Hospital District,
   Series 1999,
     6.750% 12/01/29                   935,000      935,570
OH Lakewood Hospital Improvement
   District, Lakewood Hospital Association,
   Series 2003,
     5.500% 02/15/14                   600,000      652,710
OH Miami County Hospital Facilities
   Authority, Upper Valley Medical
   Center, Inc.,
   Series 1996 A,
     6.375% 05/15/26                 1,000,000    1,037,250
OH Sandusky County,
   Memorial Hospital,
   Series 1998,
     5.150% 01/01/10                   250,000      257,278
PA Allegheny County Hospital
   Development Authority,
   Ohio Valley General Hospital,
   Series 1998 A,
     5.450% 01/01/28                 1,000,000    1,020,970
SC Jobs-Economic Development Authority,
   Bon Secours Health Systems, Inc.,
   Series 2002 A,
     5.500% 11/15/23                 1,750,000    1,855,210
SC Lexington County Health Services
   District, Lexington Medical
   Center Project,
   Refunding,
   Series 2003,
     5.500% 11/01/23                   750,000      802,035




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
SD Health & Educational Facilities
   Authority, Sioux Valley Hospitals &
   Health Systems,
   Series 2004 A,
     5.250% 11/01/34                   800,000      845,232
TX Comal County Health Facilities
   Development Authority,
   McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32                   500,000      539,685
TX Tyler Health Facilities Development
   Corp., Mother Frances Hospital,
   Series 2001,
     6.000% 07/01/31                 1,000,000    1,068,510
VA Prince William County Industrial
   Development Authority,
   Potomac Hospital Corp.,
   Series 2003,
     5.200% 10/01/30                   650,000      680,713
VT Educational & Health Buildings
   Finance Agency,
   Brattleboro Memorial Hospital,
   Series 1998,
     5.375% 03/01/28                 1,075,000    1,079,805
WA Health Care Facilities Authority,
   Kadlec Medical Center,
   Series 2001,
   Insured: RAD
     5.875% 12/01/21                   600,000      656,598
WI Health & Educational
   Facilities Authority:
   Aurora Health Care, Inc.,
   Series 2003,
     6.400% 04/15/33                   525,000      585,758
   Fort HealthCare, Inc., Project,
   Series 2004,
     5.750% 05/01/29                 1,000,000    1,061,280
   Wheaton Franciscan Services,
   Series 2002,
     5.750% 08/15/30                   600,000      643,590
                                               ------------
                               Hospitals Total   38,234,618
                                               ------------

INTERMEDIATE CARE FACILITIES - 0.6%
IL Development Facilities Finance
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                 1,190,000    1,055,708
IN Health Facilities Financing Authority,
   Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34                   150,000      133,073
                                               ------------
                  Intermediate Care Facilities    1,188,781
                                               ------------

NURSING HOMES - 8.4%
AK Juneau, St. Ann's Care Center, Inc.,
   Series 1999,
     6.875% 12/01/25                 1,250,000    1,276,687






See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
CO Health Facilities Authority:
   American Housing Foundation I, Inc.,
   Series 2003 A,
     8.500% 12/01/31                   465,000      492,998
   Pioneer Health Care, Series 1989,
     10.500% 05/01/19                1,790,000    1,403,879
   Volunteers of America Care Facilities:
   Series 1999 A,
     5.450% 07/01/08                   200,000      199,056
   Series 1998 A:
     5.750% 07/01/20                   865,000      842,363
     6.000% 07/01/29                   350,000      341,695
IA Finance Authority,
   Care Initiatives Project,
   Series 1996,
     9.250% 07/01/25                   965,000    1,174,511
   Series 1998 B:
     5.750% 07/01/18                   550,000      551,238
     5.750% 07/01/28                 1,475,000    1,385,172
IN Gary Industrial Economic
   Development Authority,
   West Side Health Care Center,
   Series 1987 A,
     11.500% 10/01/17 (d)            1,330,000      399,040
IN Michigan City Health Facilities
   Authority, Metro Health Foundation,
   Inc. Project,
   Series 1993,
     11.000% 11/01/22 (e)            2,447,822      149,317
MA Development Finance Agency:
   Alliance Health Care Facilities,
   Series 1999,
     7.100% 07/01/32                 1,285,000    1,295,537
   Woodlawn Manor, Inc.:
   Series 2000 A,
     7.750% 12/01/27                 1,509,135      829,556
   Series 2000 B,
     10.250% 06/01/27 (d)(g)           475,907       71,386
MN Sartell,
   Foundation for Healthcare,
   Series 1999 A,
     6.625% 09/01/29                 1,145,000    1,186,048
PA Chester County Industrial
   Development Authority,
   Pennsylvania Nursing Home,
   Series 2002,
     8.500% 05/01/32                 1,585,000    1,589,200
PA Washington County Industrial
   Development Authority,
   AHF Project,
   Series 2003,
     7.750% 01/01/29                 1,211,000    1,243,152





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TN Metropolitan Government Nashville
   & Davidson County AHF Project,
   Series 2003,
     7.750% 01/01/29                 1,141,000    1,171,294
TX Kirbyville Health Facilities
   Development Corp,
   Heartway III Project,
   Series 1997 A,
     10.000% 03/20/18 (d)              668,626      200,655
WA Kitsap County Consolidated
   Housing Authority, Martha & Mary
   Health Services,
   Series 1996,
   Insured: GNMA
     7.100% 02/20/36                 1,000,000    1,148,330
WI Health & Educational Facilities
   Authority, Metro Health Foundation, Inc.,
   Series 1993,
     11.000% 11/01/22 (e)            2,201,942      134,318
                                               ------------
                           Nursing Homes Total   17,085,432
                                               ------------
                             HEALTH CARE TOTAL   83,501,283
                                               ------------

-----------------------------------------------------------
HOUSING - 13.2%
ASSISTED LIVING / SENIOR - 4.4%
DE Kent County, Heritage at Dover,
   Series 1999, AMT,
     7.625% 01/01/30                 1,665,000    1,537,078
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
     7.000% 11/15/19                   485,000      444,978
IL Development Finance Authority,
   Care Institute, Inc.,
   Series 1995,
     8.250% 06/01/25                 1,220,000    1,268,959
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23(d)              1,740,000    1,132,044
NC Medical Care Commission,
   DePaul Community Facilities Project,
   Series 1999,
     7.625% 11/01/29                 1,445,000    1,513,825
NY Huntington Housing Authority,
   Gurwin Jewish Senior Center:
   Series 1999 A,
     5.875% 05/01/19                   700,000      690,032
     6.000% 05/01/29                   775,000      761,414
TX Bell County Health Facility
   Development Corp.,
   Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                 1,670,000    1,583,995
                                               ------------
                Assisted Living / Senior Total    8,932,325
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY - 8.1 %
DC Housing Finance Agency,
   Henson Ridge,
   Series 2004 E, AMT,
   Insured: FHA
     5.100% 06/01/37                 1,000,000    1,026,760
DE Wilmington,
   Electra Arms Senior Association Project,
   Series 1998, AMT,
     6.250% 06/01/28                   925,000      797,387
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000 A, AMT,
     7.500% 07/01/40                   750,000      757,905
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A, AMT,
     7.450% 07/01/40                   730,000      739,920
MA Housing Finance Agency:
   Series 2005 B,
     5.000% 12/01/28                   500,000      504,895
   Series 2005,
     5.000% 06/01/30                   500,000      507,970
MN Lakeville,
   Southfork Apartments Project:
   Series 1989 A,
     9.875% 02/01/20                 2,570,000    2,569,923
   Series 1989 B,
     (a) 02/01/20                      903,000      238,112
MN Robbinsdale Economic
   Development Authority,
   Broadway Court,
   Series 1999 A,
     6.875% 01/01/26                   500,000      467,005
MN Washington County Housing
   & Redevelopment Authority,
   Cottages of Aspen,
   Series 1992, AMT,
     9.250% 06/01/22                   970,000      993,319
MN White Bear Lake,
   Birch Lake Townhome Project:
   Series 1989 A, AMT,
     10.250% 07/15/19                2,200,000    2,202,552
   Series 1989 B, AMT,
     (a) 07/15/19                      690,000      278,063
NC Medical Care Commission,
   ARC Projects,
   Series 2004 A,
     5.800% 10/01/34                   500,000      508,820
Resolution Trust Corp.,
   Pass-Through Certificates,
   Series 1993 A,
     8.500% 12/01/16 (f)               546,075      541,466




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TN Chattanooga Tennessee Health
   Educational and Housing Facility
   Board, Cdfi Phase I LLC
   Project, Senior A,
     6.000% 10/01/35                   400,000      405,616
TN Franklin Industrial Development
   Board, Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27                   825,000      845,262
TX Affordable Housing Corp.,
   NHT/GTEX Project,
   Series 2001 C,
     10.000% 10/01/31 (d)(g)           870,000        8,700
TX Department of Housing &
   Community Affairs,
   Pebble Brooks Apartments,
   Series 1998, AMT,
   Guarantor: FNMA
     5.500% 12/01/18                 1,000,000    1,045,770
TX El Paso County Housing Finance
   Corp., American Village Communities:
   Series 2000 C,
     8.000% 12/01/32                   380,000      392,726
   Series 2000 D,
     10.000% 12/01/32                  410,000      427,704
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments,
   Series 1990 A, AMT,
     10.000% 01/01/21                1,500,000    1,244,115
                                               ------------
                            Multi-Family Total   16,503,990
                                               ------------

SINGLE FAMILY - 0.7%
WI Housing & Economic Development
   Authority, Series 2005 C,
   4.875% 03/01/36 (c)               1,500,000    1,516,815
                                               ------------
                           Single Family Total    1,516,815
                                               ------------
                                 HOUSING TOTAL   26,953,130
                                               ------------

-----------------------------------------------------------
INDUSTRIALS - 7.3%
FOOD PRODUCTS - 1.7%
GA Cartersville Development Authority,
   Anheuser Busch Project, Inc.,
   Series 2002, AMT,
     5.950% 02/01/32                 1,000,000    1,074,540
LA Southern Louisiana Port Commission,
   Cargill, Inc. Project,
     5.850% 04/01/17                 1,000,000    1,049,030
MI Strategic Fund,
   Michigan Sugar Co.,
   Sebewaing Project,
     6.250% 11/01/15                 1,250,000    1,260,475
                                               ------------
                           Food Products Total    3,384,045
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
INDUSTRIALS (CONTINUED)
FOREST PRODUCTS & PAPER - 2.8%
AL Camden Industrial Development
   Board, Weyerhaeuser Co.,
   Series 2003 B, AMT,
     6.375% 12/01/24                   550,000      602,448
AL Courtland Industrial Development
   Board, International Paper Co.,
   Series 2003 B, AMT,
     6.250% 08/01/25                 1,000,000    1,080,450
AL Phenix City Industrial Development
   Board, Meadwestvaco Corp.,
   Series 2002 A, AMT,
     6.350% 05/15/35                   550,000      595,232
AR Camden Environmental Improvement
   Authority, International Paper Co.,
   Series 2004 A, AMT,
     5.000% 11/01/18                   250,000      254,028
GA Rockdale County Development
   Authority, Visy Paper, Inc.,
   Series 1993, AMT,
     7.500% 01/01/26                 1,800,000    1,824,498
MS Lowndes County,
   Weyerhaeuser Project,
   Series 1992 B,
     6.700% 04/01/22                   850,000    1,034,084
VA Bedford County Industrial
   Development Authority,
   Nekoosa Packaging Corp.,
   Series 1998, AMT,
     5.600% 12/01/25                   400,000      402,388
                                               ------------
                 Forest Products & Paper Total    5,793,128
                                               ------------

MANUFACTURING - 0.9%
IL Will-Kankakee Regional Development
   Authority, Flanders Corp., Precisionaire
   Project, Series 1997, AMT,
     6.500% 12/15/17                   780,000      796,528
TX Trinity River Authority,
   Texas Instruments Project,
   Series 1996, AMT,
     6.200% 03/01/20                 1,000,000    1,033,560
                                               ------------
                           Manufacturing Total    1,830,088
                                               ------------
METALS & MINING - 0.7%
NV Department of Business & Industry,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A, AMT,
     8.000% 09/01/14 (f)               893,387      916,964
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A, AMT,
     7.000% 04/01/14                   465,000      451,575
                                               ------------
                         Metals & Mining Total    1,368,539
                                               ------------





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
OIL & GAS - 1.2%
NJ Middlesex County Pollution
   Control Authority,
   Amerada Hess Corp.,
   Series 2004,
     6.050% 09/15/34                   285,000      304,739
TX Gulf Coast Industrial Development
   Authority, Citgo Petroleum,
   Series 1998, AMT,
     8.000% 04/01/28                   500,000      567,830
VI Public Finance Authority,
   Hovensa Refinery:
   Series 2003, AMT,
     6.125% 07/01/22                   525,000      577,122
   Series 2004, AMT,
     5.875% 07/01/22                   600,000      649,074
VI Virgin Islands Government,
   Hovensa Coker Project,
   Series 2002, AMT,
     6.500% 07/01/21 (b)               375,000      426,458
                                               ------------
                               Oil & Gas Total    2,525,223
                                               ------------
                             INDUSTRIALS TOTAL   14,901,023
                                               ------------

-----------------------------------------------------------
OTHER - 18.6%
OTHER - 0.7%
NY Convention Center Operating Corp.,
   Yale Building Project,
   Series 2003,
     (a) 06/01/08                    1,700,000    1,476,637
                                               ------------
                                   Other Total    1,476,637
                                               ------------
POOL/BOND BANK - 0.4%
MI Municipal Bond Authority,
   Local Government Loan Project,
   Series 2001 A,
   Insured: AMBAC
     5.375% 11/01/17                   750,000      829,125
                                               ------------
                        Pool / Bond Bank Total      829,125
                                               ------------
REFUNDED/ESCROWED (h) - 13.5%
CO Denver City & County Airport:
   Pre-refunded 03/03/2005,
   Series 1992 C, AMT,
     6.125% 11/15/25                 2,840,000    2,846,021
   Escrowed to Maturity,
   Series 1992 C, AMT,
     6.125% 11/15/25                 2,280,000    2,782,353
CO E-470 Public Highway Authority,
   Series 2000 B,
   Pre-refunded 09/01/10,
     (a) 09/01/35                    8,750,000    1,112,563
CT Development Authority,
   New Haven Residuals LP,
   Series 1996, AMT,
   Escrowed to Maturity,
     8.250% 12/01/06                   345,000      363,716




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
OTHER (CONTINUED)
REFUNDED/ESCROWED (h) (CONTINUED)
GA Forsyth County Hospital Authority,
   Georgia Baptist Health Care System,
   Series 1998,
   Escrowed to Maturity,
     6.000% 10/01/08                   625,000      655,650
ID Health Facilities Authority,
   IHC Hospitals, Inc., Series 1992,
   Escrowed to Maturity,
     6.650% 02/15/21                 1,750,000    2,307,183
IL Health Facilities Authority,
   Swedish American Hospital,
   Series 2000,
   Pre-refunded 05/15/10
     6.875% 11/15/30                   500,000      588,505
IL University of Illinois, Series 2001 A,
   Pre-refunded 08/15/11,
   Insured: AMBAC
     5.500% 08/15/17                   685,000      770,748
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
   Escrowed to Maturity,
     9.000% 05/01/07                   130,000      140,057
NY New York City:
   Pre-refunded 08/01/06
   Series 1997 A,
     7.000% 08/01/07                    40,000       42,492
   Pre-refunded 08/01/07
   Series H,
     6.000% 08/01/17                    25,000       26,883
PA Delaware County Authority, Mercy
   Health Corp., Southeastern
   Pennsylvania Obligated Group,
   Pre-refunded 12/15/08,
   Series 1996:
     6.000% 12/15/16                 1,400,000    1,482,208
     6.000% 12/15/26                 1,000,000    1,054,840
PR Commonwealth of Puerto Rico
   Public Finance Corp.,
   Escrowed to Maturity,
   Series 2002 E,
     6.000% 08/01/26                   155,000      196,907
TN Shelby County Health, Education &
   Housing Facilities Board,
   Open Arms Development Centers:
   Series 1992 A,
   Pre-refunded 08/01/07,
     9.750% 08/01/19                   805,000      942,228
   Series 1992 C,
   Pre-refunded 08/01/07,
     9.750% 08/01/19                   785,000      914,925
TX Board of Regents, University of Texas,
   Series 2001 B,
   Escrowed to Maturity,
     5.375% 08/15/18                   650,000      725,673




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TX San Antonio Independent School
   District, Series 1997,
   Insured: PSFG
   Escrowed to Maturity,
     5.000% 08/15/27                 9,000,000    9,561,420
WV Hospital Finance Authority,
   Charleston Area Medical Center,
   Series 2000 A,
   Pre-refunded 09/01/10
     6.750% 09/01/30                   805,000      949,715
                                               ------------
                       Refunded/Escrowed Total   27,464,087
                                               ------------
TOBACCO - 4.0%
CA Golden State Tobacco
   Securitization Corp.:
   Series 2003 A-1,
     6.250% 06/01/33                 1,800,000    1,906,722
   Series 2003 B,
     5.500% 06/01/43                   750,000      804,082
   California Tobacco Settlement Revenue,
   Enhanced Asset Backed, Series B,
   Insured: AMBAC
     5.000% 06/01/43                 3,500,000    3,626,000
NJ Tobacco Settlement Financing Corp.,
   Series 2003,
     6.750% 06/01/39                 1,500,000    1,632,180
WA Tobacco Settlement Authority,
   Series 2002,
     6.625% 06/01/32                   250,000      263,543
                                               ------------
                                 Tobacco Total    8,232,527
                                               ------------
                                   OTHER TOTAL   38,002,376
                                               ------------

-----------------------------------------------------------
OTHER REVENUE - 4.0%
HOTELS - 1.1%
NJ Middlesex County Improvement
   Authority, Heldrich Associates LLC,
   Series 2005 B,
     6.250% 01/01/37                 1,250,000    1,246,800
PA Philadelphia Authority for Industrial
   Development, Doubletree Project,
   Series 1997 A,
     6.500% 10/01/27                 1,000,000    1,038,380
                                               ------------
                                  Hotels Total    2,285,180
                                               ------------
RECREATION - 2.6%
CA Agua Caliente, Band of Cahuilla
   Indians Revenue, Series 2003,
     5.600% 07/01/13                 1,000,000    1,020,450
CA Cabazon Band Mission Indians,
   Series 2004:
     8.375% 10/01/15 (f)               275,000      284,350
     8.750% 10/01/19 (f)               970,000      998,625
CT Mashantucket Western Pequot Tribe,
   Series 1999 B,
     (a) 09/01/16 (f)                1,000,000      567,230
CT Mohegan Tribe Gaming Authority,
   Series 2001,
     6.250% 01/01/31 (f)               275,000      298,251




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
OTHER REVENUE (CONTINUED)
RECREATION (CONTINUED)
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33 (f)            1,350,000    1,499,337
NM Red River Sports Facility,
   Red River Ski Area Project,
   Series 1998,
     6.450% 06/01/07                   595,000      600,629
                                               ------------
                              Recreation Total    5,268,872
                                               ------------
RETAIL - 0.3%
OH Lake County,
   North Madison Properties,
   Series 1993,
     8.819% 09/01/11                   630,000      631,909
                                               ------------
                                  Retail Total      631,909
                                               ------------
                           OTHER REVENUE TOTAL    8,185,961
                                               ------------

-----------------------------------------------------------
RESOURCE RECOVERY - 2.4%
DISPOSAL - 0.8%
CA Pollution Control Financing Authority,
   Republic Services,
   Series 2002 C, AMT,
     5.250% 06/01/23                   500,000      526,255
MA Industrial Finance
   Agency, Peabody Monofill
   Associates, Inc. Project,
   Series 1995,
     9.000% 09/01/05                   240,000      241,358
UT Carbon County,
   Laidlaw Environmental:
   Series 1995 A, AMT,
     7.500% 02/01/10                   250,000      255,700
   Series 1997 A, AMT,
     7.450% 07/01/17                   500,000      518,800
                                               ------------
                                Disposal Total    1,542,113
                                               ------------
RESOURCE RECOVERY - 1.6%
MA Development Finance Agency,
   Ogden Haverhill Associates,
   Series 1999 A, AMT,
     6.700% 12/01/14                   250,000      267,900
MA Industrial Finance Agency,
   Ogden Haverhill Associates,
   Series 1998 A, AMT:
     5.500% 12/01/13                   500,000      511,115
     5.600% 12/01/19                   500,000      508,725
PA Delaware County Industrial
   Development Authority,
   American REF-Fuel Co.,
   Series 1997 A,
     6.200% 07/01/19                 2,000,000    2,086,340
                                               ------------
                       Resource Recovery Total    3,374,080
                                               ------------
                       RESOURCE RECOVERY TOTAL    4,916,193
                                               ------------





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED - 35.0%
LOCAL APPROPRIATED - 1.4%
CA Compton, Civic Center &
   Capital Improvements,
   Series 1997 A,
     5.500% 09/01/15                 1,000,000    1,045,710
SC Dorchester County School
   District No. 2,
   Series 2004,
     5.250% 12/01/29                   650,000      684,782
SC Laurens County School
   District No. 55,
   Series 2005,
     5.250% 12/01/30 (c)             1,050,000    1,087,737
                                               ------------
                      Local Appropriated Total    2,818,229
                                               ------------
LOCAL GENERAL OBLIGATIONS - 14.9%
CA East Side Union High School District,
   Series 2003 B,
   Insured: MBIA
     5.100% 02/01/20                 1,000,000    1,133,020
CA Fresno Unified School District,
   Series 2002 A,
   Insured: MBIA
     6.000% 02/01/18                 2,000,000    2,427,740
CA Los Angeles Unified School District,
   Series 2002,
   Insured: MBIA
     5.750% 07/01/16                   700,000      829,479
CA Montebello Unified School District,
   Series 2001:
   Insured: FSA
     (a) 08/01/21                    1,435,000      691,196
     (a) 08/01/23                    1,505,000      651,770
IL Chicago Board of Education,
   Series 1997 A,
   Insured: AMBAC
     5.250% 12/01/30 (j)            12,470,000   13,193,260
IL Cook County GO,
   Series 1997 A,
   Insured: MBIA
     5.625% 11/15/22                 4,200,000    4,469,262
NY New York City:
   Series 1997 A,
     7.000% 08/01/07                   960,000    1,016,333
   Series 1997 H,
     6.000% 08/01/17                 1,375,000    1,463,564
TX Dallas County Flood Control District,
   Series 2002,
     7.250% 04/01/32                 1,000,000    1,044,070
TX Irving Independent School District,
   Series 1997,
   Insured: PSFG
     (a) 02/15/18                    1,000,000      578,390




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
WA Clark County School District No. 37,
   Series 2001 C,
   Insured: FGIC
     (a) 12/01/18                    5,000,000    2,796,800
                                               ------------
               Local General Obligations Total   30,294,884
                                               ------------
SPECIAL NON-PROPERTY TAX - 5.4%
CA San Diego Redevelopment Agency,
   Series 2001,
   Insured: FSA
     (a) 09/01/19                    1,910,000      997,631
     (a) 09/01/22                    1,910,000      870,139
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
   Insured: MBIA
     6.000% 08/01/29                   750,000      825,487
IL Metropolitan Pier & Exposition
   Authority, McCormick Place Expansion
   Project, Series 1993 A,
   Insured: FGIC
     (a) 06/15/16                   10,000,000    6,368,200
NJ Economic Development Authority,
   Cigarette Tax,
   Series 2004:
     5.500% 06/15/31                   150,000      157,961
     5.750% 06/15/29                 1,000,000    1,080,400
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority,
   Series 2003 AA,
     5.500% 07/01/18                   500,000      592,090
                                               ------------
                Special Non-Property Tax Total   10,891,908
                                               ------------
SPECIAL PROPERTY TAX - 7.9%
CA Carson Improvement Bond Act 1915
   Series 1992,
     7.375% 09/02/22                    35,000       37,529
CA Huntington Beach Community
   Facilities District, Grand Coast Resort,
   Series 2001-1,
     6.450% 09/01/31                   750,000      790,545
CA Lincoln Community Facilities
   District No. 2003-1
   Series 2004,
     5.900% 09/01/24                   500,000      512,700
CA Oakdale Public Financing Authority,
   Central City Redevelopment Project,
   Series 2004,
     5.375% 06/01/33                 1,375,000    1,408,000





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
CA Orange County Community
   Facilities District, Ladera Ranch,
   Series 1999 A,
     6.700% 08/15/29                   500,000      573,355
CA Orange County Improvement
   Bond Act 1915, Phase IV, No. 01-1-B,
   Series 2003,
     5.750% 09/02/33                   500,000      515,375
CA Placer Unified High School District,
   Series 2000 A,
   Insured: FGIC
     (a) 08/01/19                    1,700,000      918,153
CA Redwood City Community Facilities
   District No.1,
   Series 2003 B,
     5.950% 09/01/28                   600,000      628,578
CA Riverside County Public Financing
   Authority, Series 1997 A
     5.500% 10/01/22                   650,000      672,438
CA Temecula Valley Unified School
   District No. 1,
   Series 2003,
     6.125% 09/01/33                   400,000      411,020
FL Celebration Community Development
   District, Series 2003 A,
     6.400% 05/01/34                   990,000    1,058,211
FL Colonial Country Club Community
   Development District,
   Series 2003,
     6.400% 05/01/33                   730,000      780,297
FL Double Branch Community
   Development District,
   Series 2002 A,
     6.700% 05/01/34                   690,000      753,156
FL Heritage Palms Community
   Development District,
   Series 1999 A,
     6.250% 11/01/07                   175,000      175,422
FL Islands at Doral Southwest
   Community Development District,
   Series 2003,
     6.375% 05/01/35                   380,000      405,240
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19                   345,000      351,469
   Series 2000 A,
     7.200% 05/01/30                   280,000      293,818
   Series 2002 A,
     6.700% 05/01/33                   250,000      267,985
FL Orlando, Conroy Road
   Interchange Project,
   Series 1998 A:
     5.500% 05/01/10                   155,000      160,538
     5.800% 05/01/26                   300,000      307,995




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
FL Seven Oaks Community
   Development District:
   Series 2004 A,
     5.875% 05/01/35                   295,000      300,413
   Series 2004 B,
     5.000% 05/01/09                 1,000,000    1,009,280
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19                   295,000      300,614
   Series 1998 B,
     5.700% 05/01/08                    25,000       25,386
FL Westchester Community
   Development District No. 1,
   Series 2003,
     6.125% 05/01/35                   425,000      446,403
IL Chicago,
   Pilsen Redevelopment,
   Series 2004 B,
     6.750% 06/01/22                   450,000      473,193
IL Lincolnshire Special Services
   Area No. 1, Sedgebrook Project,
   Series 2004,
   Insured: Ambac
     6.250% 03/01/34                   500,000      529,835
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
     6.375% 06/01/31                   550,000      568,628
MI Taylor Tax Increment Finance
   Authority, Series 2001,
   Insured: FSA
     5.375% 05/01/17                 1,220,000    1,341,048
                                               ------------
                    Special Property Tax Total   16,016,624
                                               ------------

STATE APPROPRIATED - 2.1%
CA Public Works Board
   Department of Mental Health,
   Coalinga State Hospital,
   Series 2004 A,
     5.500% 06/01/19                 1,000,000    1,118,050
NY Urban Development Corp.
   University Facilities Grants,
   Series 1995,
     5.875% 01/01/21                 1,000,000    1,202,880
PR Commonwealth of Puerto Rico
   Public Finance Corp.

   Series 2002 E,
     6.000% 08/01/26                 1,645,000    2,020,504
                                               ------------
                      State Appropriated Total    4,341,434
                                               ------------

STATE GENERAL OBLIGATIONS - 3.3%
CA, Series 2003,
     5.250% 02/01/23                   380,000      430,924





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
DC District of Columbia,
   Series 1999 A,
   Insured: FSA
     5.375% 06/01/18                 1,700,000    1,842,086
TX, Series 1999 ABC,
     5.500% 08/01/35                 4,200,000    4,502,610
                                               ------------
               State General Obligations Total    6,775,620
                                               ------------
                              TAX-BACKED TOTAL   71,138,699
                                               ------------

-----------------------------------------------------------
TRANSPORTATION - 7.1%
AIR TRANSPORTATION - 3.9%
CA Los Angeles Regional Airport,
   LAXfuel Corp.,
   Series 2001, AMT,
   Insured: AMBAC
     5.250% 01/01/23                   750,000      781,282
CO Denver City & County Airport,
   United Air Lines, Inc.,
   Series 1992 A, AMT
     6.875% 10/01/32 (e)             1,000,000      859,980
FL Capital Trust Agency
   Air Cargo - Orlando Project,
   Series 2003, AMT,
     6.750% 01/01/32                   500,000      502,215
IN Indianapolis Airport Authority,
   Fed Ex Corp.,
   Series 2004, AMT,
     5.100% 01/15/17                   250,000      265,638
MN Minneapolis & St. Paul Metropolitan
   Airports Commission,
   Northwest Airlines, Inc.:
   Series 2001 A, AMT,
     7.000% 04/01/25                 1,050,000      983,220
   Series 2005, AMT
     7.375% 04/01/25                   250,000      245,885
NC Charlotte/Douglas International
   Airport U.S. Airways, Inc.:
   Series 1998, AMT,
     5.600% 07/01/27 (i)               250,000      150,158
   Series 2000, AMT,
     7.750% 02/01/28 (i)               750,000      528,375
NJ Economic Development Authority,
   Continental Airlines, Inc.:
   Series 1999, AMT,
     6.250% 09/15/29                   250,000      210,593
   Series 2003, AMT,
     9.000% 06/01/33                   750,000      772,020
TX Alliance Airport Authority,
   American Airlines Project,
   Series 1990, AMT,
     7.500% 12/01/29                   850,000      702,499
   Federal Express Corp. Project,
   Series 1996, AMT,
     6.375% 04/01/21                 1,000,000    1,045,880



See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIR TRANSPORTATION (CONTINUED)
TX Houston Industrial Development Corp.
   United Parcel Services,
   Series 2002, AMT,
     6.000% 03/01/23                   725,000      759,437
                                               ------------
                      Air Transportation Total    7,807,182
                                               ------------
AIRPORTS - 0.1%
GA Augusta Airport Revenue,
   Series 2005 C, AMT,
     5.450% 01/01/31                   250,000      256,747
                                               ------------
                                Airports Total      256,747
                                               ------------
TOLL FACILITIES - 2.6%
CO E-470 Public Highway Authority,
   Series 2000 B,
   Insured: MBIA
     (a) 09/01/18                    3,000,000    1,689,660
CO Northwest Parkway Public Highway
   Authority, Series 2001 D,
     7.125% 06/15/41                 1,250,000    1,351,850
VA Richmond Metropolitan Authority,
   Series 1998,
   Insured: FGIC
     5.250% 07/15/22                 2,000,000    2,307,680
                                               ------------
                         Toll Facilities Total    5,349,190
                                               ------------
TRANSPORTATION - 0.5%
NV Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40                 1,000,000    1,049,110
                                               ------------
                          Transportation Total    1,049,110
                                               ------------
                          TRANSPORTATION TOTAL   14,462,229
                                               ------------

-----------------------------------------------------------
UTILITIES - 18.9%
INDEPENDENT POWER PRODUCERS - 4.1%
MI Midland County Economic
   Development Corp,
   Series 2000 A, AMT,
     6.875% 07/23/09                 1,250,000    1,311,237
NY Port Authority of New York
   & New Jersey, KIAC Partners,
   Series 1996 IV, AMT,
     6.750% 10/01/11                 2,000,000    2,116,020
NY Suffolk County Industrial
   Development Authority,
   Nissequogue Cogeneration
   Partners Facilities,
   Series 1998, AMT,
     5.500% 01/01/23                   550,000      545,534
PA Carbon City Industrial Development
   Authority, Panther Creek
   Partners Project,
   Series 2000, AMT,
     6.650% 05/01/10                   250,000      271,258





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
PA Economic Development Finance
   Authority:
   Colver Project,
   Series 1994 D, AMT,
     7.125% 12/01/15                 1,500,000    1,560,750
   Northampton Generating,
   Series 1994 A, AMT,
     6.500% 01/01/13                 1,000,000    1,007,860
PR Commonwealth of Puerto Rico,
   Industrial, Tourist, Educational,
   Medical & Environmental Authority,
   AES Project,
   Series 2000, AMT,
     6.625% 06/01/26                   645,000      700,670
VA Pittsylvania County Industrial
   Development Authority,
   Multi-trade of Pittsylvania,
   Series 1994 A, AMT,
     7.450% 01/01/09                   900,000      926,415
                                               ------------
             Independent Power Producers Total    8,439,744
                                               ------------
INVESTOR OWNED - 10.4%
AZ Maricopa County Pollution Control,
   El Paso Electric Co.,
   Series 2002 A,
     6.250% 05/01/37                 1,000,000    1,005,670
AZ Pima County Industrial Development
   Authority, Tucson Electric Power Co.,
   Series 1997 A, AMT,
     6.100% 09/01/25                   750,000      750,802
CA Chula Vista Industrial Development
   Authority, San Diego Gas & Electric,
   Series 1996, AMT,
     5.500% 12/01/21                   625,000      675,388
FL Polk County Industrial Development
   Authority, Tampa Electric Co. Project,
   Series 1996, AMT,
     5.850% 12/01/30                 1,200,000    1,230,060
IL Bryant, Central Illinois Light Co.,
   Series 1993,
     5.900% 08/01/23                 2,650,000    2,704,060
IN Petersburg, Indianapolis Power &
   Light Co., Series 1995,
     6.625% 12/01/24                 1,000,000    1,018,130
LA Calcasieu Parish Industrial
   Development Board,
   Entergy Gulf States, Inc.,
   Series 1999,
     5.450% 07/01/10                   500,000      506,060
LA West Feliciana Parish,
   Entergy Gulf States, Inc.,
   Series 1999 B,
     6.600% 09/01/28                   500,000      506,765




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
UTILITIES (CONTINUED)
INVESTOR OWNED (CONTINUED)
MS Business Finance Corp.
   Systems Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 2,000,000    2,033,580
MT Forsyth, Portland General,
   Series 1998 A,
     5.200% 05/01/33                   300,000      315,153
NV Clark County Industrial Development
   Authority, Nevada Power Co.,
   Series 1995 B, AMT,
     5.900% 10/01/30                 1,250,000    1,250,650
OH Air Quality Development Authority,
   Cleveland Electric Illuminating
   Company, Series 2002 A,
     6.000% 12/01/13                   900,000      956,439
PA Economic Development Financing
   Authority, Reliant Energy, Inc.,
   Series 2001 A, AMT,
     6.750% 12/01/36                   600,000      644,010
TX Brazos River Authority,
   TXU Energy Co. LLC:
   Series 2001 C, AMT,
     5.750% 05/01/36                   280,000      300,112
   Series 2003 C, AMT,
     6.750% 10/01/38                   645,000      720,233
VA Chesterfield County Industrial
   Development Authority,
   Virginia Electric & Power Co.,
   Series 1987 B,
     5.875% 06/01/17                   250,000      275,173
WV Pleasant County,
   Western Pennsylvania Power Co.,
   Series 1999 E, AMT,
   Insured: AMBAC
     5.500% 04/01/29                 4,750,000    5,062,360
WY Campbell County,
   Black Hills Power, Inc.,
   Series 2004,
     5.350% 10/01/24                 1,250,000    1,288,062
                                               ------------
                          Investor Owned Total   21,242,707
                                               ------------
JOINT POWER AUTHORITY - 0.4%
NC Eastern Municipal Power Agency,
   Series 1999 D,
     6.700% 01/01/19                   500,000      560,530
   Series 2003 F,
     5.500% 01/01/16                   285,000      308,262
                                               ------------
                   Joint Power Authority Total      868,792
                                               ------------
MUNICIPAL ELECTRIC - 3.2%
PR Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1998 II,
   Insured: FSA
     5.125% 07/01/26                 2,000,000    2,152,900



                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
WA Chelan County Public Utility
   District No. 1, Columbia
   River Rock Hydroelectric,
   Series 1997,
   Insured: MBIA
     (a) 06/01/14                    5,000,000    3,459,950
WA Seattle Light & Power,
   Series 2001,
   Insured: FSA
     5.500% 03/01/17                   750,000      824,355
                                               ------------
                      Municipal Electric Total    6,437,205
                                               ------------
WATER & SEWER - 0.8%
MO Water & Sewer, Lee's Summit,
   Series 2002,
   Insured: AMBAC
     5.250% 07/01/15                   500,000      547,845
MS V Lakes Utility District,
   Series 1994,
     8.250% 07/15/24                   500,000      505,175
NH Industrial Development Authority,
   Pennichuck Water Works, Inc.,
   Series 1988, AMT,
     7.500% 07/01/18                   440,000      509,701
                                               ------------
                           Water & Sewer Total    1,562,721
                                               ------------
                               UTILITIES TOTAL   38,551,169
                                               ------------

TOTAL MUNICIPAL BONDS
   (cost of $304,897,357)                       310,640,184
                                               ------------

MUNICIPAL PREFERRED STOCKS - 3.3%       SHARES
-----------------------------------------------------------
HOUSING - 3.3%
MULTI - FAMILY - 3.3%
Charter Municipal Mortgage
   Acceptance Corp.,
   AMT,
     6.300% 04/30/19                 1,000,000    1,078,440
     6.625% 06/30/09 (f)             2,000,000    2,194,460
GMAC Municipal Mortgage Trust,
   AMT,
     5.600% 10/31/39 (f)             1,000,000    1,039,340
MuniMae Trust,
   AMT,
     7.750% 06/30/50 (f)             2,000,000    2,308,780
                                               ------------
                          Multi - Family Total    6,621,020
                                               ------------
                                 HOUSING TOTAL    6,621,020
                                               ------------

TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $6,000,000)                           6,621,020
                                               ------------

INVESTMENT COMPANY - 0.0%

                                               ------------
Dreyfus Tax-Exempt Cash
   Management Fund                          65           65
                                               ------------

TOTAL INVESTMENT COMPANY
   (cost of $65)                                         65
                                               ------------




See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)


SHORT-TERM OBLIGATION - 3.1%           PAR ($)    VALUE ($)
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k) - 3.1%
FL Orange County School Board
   Certificates of Participation,
   Series 2002 B,
     2.000% 08/01/27                   700,000      700,000
FL Pinellas County Health Facilities
   Authority, Pooled Hospital
   Loan Program, Series 1985,
   LOC: Wachovia Bank N.A.
     2.000% 12/01/15                   300,000      300,000
IA Woodbury County Educational Facility,
   Siouxland Medical Educational
   Foundation, Series 1996,
     2.690% 11/01/16                   100,000      100,000
IN State Educational Facilities Authority,
   DePaul University,
   LOC: Northern Trust Company
     2.000% 07/01/32                   500,000      500,000
MN Cohasset, Minnesota Power
   & Light Co., Series 1997 B,
   LOC: ABN Amro Bank N.V.
     2.000% 06/01/13                   500,000      500,000
MO Health & Educational Facilities
   Authority, Washington University,
   Series 1996 D,
     2.000% 09/01/30                   300,000      300,000
MO Development Finance Board,
   St. Louis Convention Center,
   Series 2000 C,
     2.050% 12/01/20                   100,000      100,000
MS Jackson County, Chevron U.S.A., Inc,
   Project, Series 1992:
     2.000% 12/01/16                   200,000      200,000
     2.000% 06/01/23                   200,000      200,000
NE Nebraska Educational Finance
   Authority, Creighton University Project,
   Insured: AMBAC
   LOC: U.S. Bank Na
     2.000% 03/01/33                   400,000      400,000
NY Jay Street Development Corp.,
   Series 2005 A,
     2.460% 05/01/22                   300,000      300,000
WI Health & Educational Facilities
   Authority, ProHealth Care, Inc.,
   Series 2001 B,
     2.000% 08/15/30                   500,000      500,000
WY Uinta County, Chevron
   U.S.A., Inc., Project,
   Series 1997,
     2.000% 04/01/10                 1,000,000    1,000,000
   Series 1993,
     2.000% 08/15/20                 1,300,000    1,300,000
                                               ------------
     VARIABLE RATE DEMAND NOTES TOTAL             6,400,000
                                               ------------



                                    VALUE ($)
-----------------------------------------------------------
TOTAL SHORT-TERM OBLIGATION
   (cost of $6,400,000)                           6,400,000
                                               ------------

TOTAL INVESTMENTS - 158.8%
   (cost of $317,297,422)(l)                    323,661,269

AUCTION PREFERRED SHARES PLUS
   CUMULATIVE UNPAID DISTRIBUTIONS - (58.9)%   (120,057,898)

OTHER ASSETS & LIABILITIES, NET - 0.1%              273,888
-----------------------------------------------------------

NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS - 100.0%                 203,877,259
                                               ============

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws . At May 31, 2005, these securities amounted to $2,834,810, which represents 1.4% of net assets.

    Additional information on these restricted securities is as follows:

                                  ACQUISITION    ACQUISITION
       SECURITY                      DATE           COST
--------------------------------------------------------------
    CA Statewide Community
       Development Authority:
       Crossroads School for Arts
       & Sciences,
       Series 1998,
       6.000% 08/01/28              08/31/98    $1,250,000
       Eskaton Village - Grass Valley,
       Series 2000,
       8.250% 11/15/31              09/08/00       990,000
    Virgin Islands Government,
       Hovensa Coker Project,
       Series 2002, AMT,
       6.500% 07/01/21              11/15/02       375,000
                                             -------------
                                                $2,615,000
                                             -------------

(c) Security purchased on a delayed delivery basis.

(d) The issuer is in default of certain debt covenants. Income is not being fully accrued. As of May 31, 2005, the value of these securities amounted to $1,811,825 which represents 0.9% of net assets.

(e) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2005, the value of these securities amounted to $1,143,615 which represents 0.6% of net assets.

(f) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, these securities amounted to $10,648,803, which represents 5.2% of net assets.

(g) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(i) The issuer had filed for bankruptcy protection under Chapter 11. Income is being accrued. As of May 31, 2005, the value of these securities amounted to $678,533, which represents 0.3% of net assets.

See Accompanying Notes to Financial Statements.

May 31, 2005 (Unaudited)



NOTES TO INVESTMENT PORTFOLIO (CONTINUED):
--------------------------------------------------------------------------------
(j) A portion of this security with a market value of $3,184,580 is pledged as collateral for open futures contracts.

(k) Variable rate demand notes. The securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of May 31, 2005.

(l) Cost for federal income tax purposes is $316,981,385.

    At May 31, 2005, the Trust held the following open short futures contracts:

                             AGGREGATE   EXPIRATION     UNREALIZED
    TYPE  CONTRACTS  VALUE  FACE VALUE      DATE       DEPRECIATION
---------------------------------------------------------------------
U.S. Treasury
    Bond     220  $25,836,250  $25,563,477  Sept-2005    $(272,773)
U.S. Treasury
    Notes    269   30,468,453   30,351,387  Sept-2005    $(117,066)
                                                         ---------
                                                         $(389,839)
                                                         ---------

        ACRONYM                   NAME
----------------------------------------------------------------
       AMBAC           Ambac Assurance Corp.
       AMT             Alternative Minimum Tax
       FGIC            Financial Guaranty Insurance Co.
       FHA             Federal Housing Administration
       FNMA            Federal National Mortgage Association
       FSA             Financial Security Assurance Inc.
       GNMA            Government National Mortgage Co.
       GO              General Obligation
       LOC             Letter of Credit/Line of Credit
       MBIA            MBIA Insurance Corp.
       PSFG            Permanent School Fund Guaranteed
       RAD             Radian Asset Assurance, Inc.

    At May 31, 2005, the composition of the Trust by revenue source is as follows:

                                                    % OF
HOLDINGS BY REVENUE SOURCE                        NET ASSETS
---------------------------------------------------------------
       Health Care                                    41.0
       Tax-Backed                                     35.0
       Utilities                                      18.9
       Other                                          18.6
       Housing                                        16.5
       Industrial                                      7.3
       Transportation                                  7.1
       Education                                       4.9
       Other Revenue                                   4.0
       Short-Term Obligations                          3.1
       Resource recovery                               2.4
       Other Asset & Liabilities, Net                  0.1
       Auction Preferred Shares                      (58.9)
                                                     -----
                                                     100.0
                                                     -----



See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005 (Unaudited)



ASSETS:

Investments, at cost                           $317,297,422
                                               ------------
Investments, at value                          $323,661,269
Cash                                                  7,729
Interest receivable                               5,280,580
Deferred Trustees' compensation plan                 18,521
                                               ------------
   Total Assets                                 328,968,099
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on a
      delayed delivery basis                      3,331,477
   Futures variation margin                         358,313
   Distributions-- common shares                  1,059,749
   Distributions-- preferred shares                  57,898
   Investment advisory fee                          204,025
   Pricing and bookkeeping fees                      15,948
   Custody fee                                        1,935
   Preferred shares remarketing commissions           5,349
Deferred Trustees' fees                              18,521
Other liabilities                                    37,625
                                               ------------
   Total Liabilities                              5,090,840
                                               ------------

AUCTION PREFERRED SHARES (4,800 shares
   issued and outstanding at
   $25,000 per share)                          $120,000,000
                                               ------------

COMPOSITION OF NET ASSETS APPLICABLE
   TO COMMON SHARES:

Paid-in capital -- common shares               $260,651,192
Undistributed net investment income                 395,740
Accumulated net realized loss                   (63,143,681)
Net unrealized appreciation (depreciation) on:
   Investments                                    6,363,847
   Futures contracts                               (389,839)
                                               ------------
Net assets at value applicable to 31,169,023
   common shares of beneficial interest
   outstanding                                 $203,877,259
                                               ------------

Net asset value per common share               $       6.54
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2005 (Unaudited)



INVESTMENT INCOME:
Interest                                       $  9,879,493
Dividends                                             1,119
                                               ------------
   Total Investment Income                        9,880,612
                                               ------------

EXPENSES:
Investment advisory fee                           1,205,511
Pricing and bookkeeping fees                         77,731
Trustees' fees                                        7,206
Preferred shares remarketing commissions            149,709
Custody fee                                          10,415
Other expenses                                      117,885
                                               ------------
   Total Expenses                                 1,568,457
Custody earnings credit                                (814)
                                               ------------
   Net Expenses                                   1,567,643
                                               ------------
Net Investment Income                             8,312,969
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FUTURES CONTRACTS:

Net realized gain (loss) on:
   Investments                                    1,560,049
   Futures contracts                             (2,872,153)
                                               ------------
      Net realized loss                          (1,312,104)
                                               ------------
Net change in unrealized appreciation/depreciation on:

   Investments                                    6,849,926
   Futures contracts                               (356,509)
                                               ------------
      Net change in unrealized
        appreciation/depreciation                 6,493,417
                                               ------------
Net Gain                                          5,181,313
                                               ------------
Net Increase in Net Assets from Operations       13,494,282
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:

From net investment income                       (1,190,032)
                                               ------------
Net Increase in Net Assets from
   Operations Applicable to Common Shares      $ 12,304,250
                                               ------------



See Accompanying Notes to Financial Statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                              (UNAUDITED)
                                                                                           SIX MONTHS ENDED      YEAR ENDED
                                                                                                MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                               2005               2004
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                          $ 8,312,969       $ 16,152,482
Net realized loss on investments and futures contracts                                          (1,312,104)        (4,056,721)
Net change in unrealized appreciation/depreciation
   on investments and futures contracts                                                          6,493,417         (1,477,080)
                                                                                              ------------       ------------
Net Increase from Operations                                                                    13,494,282         10,618,681
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:

From net investment income                                                                      (1,190,032)        (1,308,975)
                                                                                              ------------       ------------
Increase in Net Assets from Operations Applicable to Common Shares                              12,304,250          9,309,706
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (7,635,616)       (14,944,635)
                                                                                              ------------       ------------

SHARE TRANSACTIONS:
   Distributions reinvested                                                                        110,420            226,803
                                                                                              ------------       ------------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                              4,779,054         (5,408,126)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            199,098,205        204,506,331
                                                                                              ------------       ------------
End of period (including overdistributed net investment income
   of $395,740 and $908,419, respectively)                                                    $203,877,259       $199,098,205
                                                                                              ============       ============

NUMBER OF TRUST SHARES:
Common Shares:
   Issued for distributions reinvested                                                              16,963             34,786
Outstanding at:
   Beginning of period                                                                          31,152,060         31,117,274
                                                                                              ------------       ------------
   End of period                                                                                31,169,023         31,152,060
                                                                                              ------------       ------------

Preferred Shares:
Outstanding at End of Period                                                                         4,800              4,800
                                                                                              ------------       ------------


See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2005 (Unaudited)


NOTE 1. ORGANIZATION

Colonial High Income Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks to provide high current income, generally exempt from federal income taxes. The Trust's secondary goal is to seek total return.

TRUST SHARES

The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 4,800 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

May 31, 2005 (Unaudited)



RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Trust will not incur any registration costs upon such resale.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to common shareholders are recorded on the ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2005, was 2.76% for Series T and 2.71% for Series W. For the six months ended May 31, 2005, the Trust declared dividends to Auction Preferred shareholders amounting to $1,190,032, representing an annualized average dividend rate of 1.98% per APS.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended November 30, 2004 was as follows:

                                          NOVEMBER 30, 2004
                                          ----------------
Distributions paid from:
   Tax-Exempt Income                           $16,226,738
   Ordinary Income                                  26,872
   Long-Term Capital Gains                              --

Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation                      $24,032,932
   Unrealized depreciation                      (17,353,048)
                                                -----------
      Net unrealized appreciation               $ 6,679,884
                                                -----------


The following capital loss carryforwards, determined as of November 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
--------------------------------------------------
             2005                       $ 5,926,653
             2007                         3,941,668
             2008                        14,340,573
             2009                         4,198,716
             2010                        12,980,738
             2011                         4,761,736
             2012                         4,055,363
                                        -----------
                                        $50,205,447
                                        -----------

Capital loss carryforwards of $2,815,387 expired during the year ended November 30, 2004 for the Trust. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Trust and provides administrative and other services to the Trust. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets, including assets applicable to the APS.

May 31, 2005 (Unaudited)



PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the six months ended May 31, 2005, the Trust's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.048% of the Trust's average weekly net assets, including assets applicable to APS. CUSTODY CREDITS The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Trust are employees of Columbia or its affiliates and receive no compensation from the Trust. The Board of Trustees appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Trust's fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets. OTHER Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2005, the Trust paid $850 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $18,150,066 and $21,939,604 respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 4,800 APS (2,400 shares each of Series T and W). The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2005, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK

The Trust holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Trust's insurers is rated AAA by Moody's Investor Services Inc., except for Radian Asset Assurance, Inc., which is rated AA by Standard and Poor's. At May 31, 2005, private insurers who insure greater than 5% of the total investments of the Trust were as follows:

                                             % OF TOTAL
INSURER                                      INVESTMENTS
---------------------------------------------------------
Ambac Assurance Corp.                              8.5%

May 31, 2005 (Unaudited)


GEOGRAPHIC CONCENTRATION

The Trust has greater than 5% of its total investments at May 31, 2005 invested in debt obligations issued by the states of California, Colorado, Florida, Illinois, Massachusetts, Minnesota and Texas and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

INDUSTRY FOCUS

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and Columbia Funds Distributor, Inc. (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Trust's independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, the market price of fund shares could decline.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005. In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B

May 31, 2005 (Unaudited)


shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, can not currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Trust and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Trust and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Trust.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):

                               (UNAUDITED)
                               SIX MONTHS                                                                 PERIOD      YEAR
                                  ENDED                          YEAR ENDED NOVEMBER 30,                   ENDED      ENDED
                                 MAY 31,  ----------------------------------------------------------  NOVEMBER 30, DECEMBER 31,
                                 2005        2004         2003        2002        2001        2000      1999 (a)       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD         $     6.39  $     6.57  $     6.52  $     6.93  $     6.92  $     7.49  $     8.49   $     8.56
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income                0.27(b)     0.52(b)     0.54(b)     0.57(b)(c)  0.61(b)     0.62(d)     0.46         0.52
Net realized and unrealized gain
   (loss) on investments and
   futures contracts                 0.17       (0.18)       0.04       (0.42)(c)   (0.04)      (0.54)      (0.92)       (0.07)
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
   Total from Investment
      Operations                     0.44        0.34        0.58        0.15        0.57        0.08       (0.46)        0.45
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income          (0.04)      (0.04)      (0.04)      (0.06)      (0.12)      (0.16)      (0.04)          --
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
   Total from Investment
      Operations Applicable
      to Common Shareholders         0.40        0.30        0.54        0.09        0.45       (0.08)      (0.50)        0.45
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income          (0.25)      (0.48)      (0.49)      (0.50)      (0.44)      (0.48)      (0.45)       (0.52)
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
LESS SHARE TRANSACTIONS:
Commissions and offering costs--
   preferred shares                     --         --          --          --          --       (0.01)      (0.05)          --
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
NET ASSET VALUE, END OF PERIOD $     6.54  $     6.39  $     6.57  $     6.52  $     6.93  $     6.92  $     7.49   $     8.49
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
Market price per share--
   common shares               $     6.27  $     6.43  $     6.45  $     6.26  $     6.38  $     5.75  $     6.13   $     8.31
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
Total return-- based on market
   value-- common shares (e)         1.27%(f)    7.44%      11.17%       5.81%      18.56%       1.05%    (21.72)%(f)     2.47%
                               ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)(h)                      1.55%(i)    1.58%       1.54%       1.49%       1.59%       1.60%       1.13%(i)      0.93%
Net investment income before
   preferred stock dividend (g)(h)   8.24%(i)    8.04%       8.30%       8.36%(c)    8.67%       8.63%       6.18%(i)      6.02%
Net investment income after
   preferred stock dividend (g)(h)   7.06%(i)    7.39%       7.72%       7.53%(c)    7.00%       6.37%       5.67%(i)      6.02%
Portfolio turnover rate                 6%(f)      13%         14%         15%         15%         10%         16%(f)        29%
Net assets, end of
   period (000's)--
   common shares               $  203,877  $  199,098  $  204,506  $  202,765  $  215,348  $  214,975  $  232,540   $  263,705


(a)  The Trust changed its fiscal year end from December 31 to November 30.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change, for the year ended November 30, 2002, was to increase the ratio of net investment income to average net assets from 8.31% to 8.36% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 7.48% to 7.53%. The impact to net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to November 30, 2002, have not been restated to reflect this change in presentation.

(d) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(e) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Ratios reflect average net assets available to common shares only.

(i)  Annualized.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise stated):


                                                                                         YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                               1997         1996         1995         1994
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $      8.34  $      8.55  $      7.96  $      8.67
                                                                             -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                               0.55         0.56         0.60         0.62
Net realized and unrealized gain (loss) on investments and futures contracts        0.22        (0.19)        0.58        (0.72)
                                                                             -----------  -----------  -----------  -----------
   Total from Investment Operations Applicable to Common Shareholders               0.77         0.37         1.18        (0.10)
                                                                             -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                         (0.55)       (0.58)       (0.59)       (0.61)
                                                                             -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                               $      8.56  $      8.34  $      8.55  $      7.96
                                                                             ===========  ===========  ===========  ===========
Market price per share--common shares                                        $      8.63  $      8.25  $      7.38  $      6.88
                                                                             ===========  ===========  ===========  ===========
Total return--based on market value--common shares (a)                             11.60%       20.09%       15.65%        (9.83)%
                                                                             ===========  ===========  ===========  ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                                                        0.96%        1.00%        1.06%        1.03%
Net investment income (b)                                                           6.54%        6.74%        7.15%        7.44%
Portfolio turnover rate                                                               17%          15%          23%          20%
Net assets, end of period (000's)-- common shares                            $   265,190  $   257,768  $   264,467  $   245,967


(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

ASSET COVERAGE REQUIREMENTS

                                                                                         INVOLUNTARY
                                                                  ASSET                  LIQUIDATING                 AVERAGE
                                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                                    OUTSTANDING                PER SHARE*                 PER SHARE                 PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
05/31/05**                        $120,000,000                  $67,474                   $25,012                    $25,000
11/30/04                           120,000,000                   66,479                    25,008                     25,000
11/30/03                           120,000,000                   67,605                    25,003                     25,000
11/30/02                           120,000,000                   67,243                    25,002                     25,000
11/30/01                           120,000,000                   69,864                    25,004                     25,000
11/30/00                           120,000,000                   69,786                    25,009                     25,000
11/30/99 ***                       120,000,000                   73,466                    25,021                     25,000

* Calculated by subtracting the Trust's total liabilities from the Trust's total assets and dividing the amount by the number of APS outstanding.

**  Unaudited.
*** On August 26, 1999, the Trust began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 25, 2005, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 10, 2005, the record date for the Meeting, the Trust had 31,169,020 shares outstanding. The votes cast were as follows:

      PROPOSAL 1.
      ELECTION OF TRUSTEES:                    FOR                WITHHELD
----------------------------------------------------------------------------
      Richard W. Lowry                     26,244,243              674,546
      John J. Neuhauser                    26,243,595              675,194
      Patrick J. Simpson                   26,263,401              655,388
      Richard L. Woolworth                 26,238,806              679,983


On March 10, 2005, the record date of the Meeting, the Trust had 4,800 preferred shares outstanding. The votes cast were as follows:

       PROPOSAL 2.
       ELECTION OF TRUSTEES:                    FOR                WITHHELD
-----------------------------------------------------------------------------
       Douglas A. Hacker                    4,782                        10
       Richard W. Lowry                     4,782                        10
       John J. Neuhauser                    4,782                        10
       Patrick J. Simpson                   4,782                        10
       Thomas E. Stitzel                    4,782                        10
       Richard L. Woolworth                 4,782                        10

DIVIDEND REINVESTMENT PLAN

COLONIAL HIGH INCOME MUNICIPAL TRUST

Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested by Computershare (the "Plan Agent"), as agent under the Trust's Dividend Reinvestment Plan (the "Plan"). Pursuant to the Plan, the provisions of which are described below, shareholders not making such an election will receive all such amounts in cash paid by check mailed directly to the shareholder by the Plan Agent, as the dividend paying agent.

If the Trustees of the Trust declare a dividend or determine to make a capital gain distribution payable either in shares of the Trust or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of the Trust. If the market price of the shares on the payment date for the dividend or distribution is equal to or exceeds their net asset value, participants will be issued shares of the Trust at the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of Trust shares at such time, or if the Trust declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for Plan participants, buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. In circumstances in which the net asset value of Trust shares is more than 5% below their market price, participants in the Plan will be issued shares through the Plan at a price exceeding net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to participate in or withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting dividends or distributions. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. There will be no brokerage charges with respect to shares issued directly by the Trust as a result of dividends or distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends or distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days written notice to Plan participants. All correspondence concerning the Plan should be directed to Computershare by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees/Directors (the "Board") of the Columbia Funds (the "Funds"), including a majority of the Trustees and Directors (collectively, the "Trustees") who are not "interested persons" of the Trusts, as defined in the 1940 Act (the "Independent Trustees"), annually review and approve the terms of the Funds' investment advisory agreements. At a meeting held on October 13, 2004, the Board reviewed and approved the management contracts ("Advisory Agreement") with Columbia Management Advisors, Inc. ("CMA") for the Fund.

At meetings held on September 23, 2004 and October 12, 2004, the Advisory Fees and Expenses Committee (the "Committee") of the Board considered the factors described below relating to the selection of CMA and the approval of the Advisory Agreement. At a meeting held on October 13, 2004, the Board, including the Independent Trustees (who were advised by their independent legal counsel), considered these factors and reached the conclusions described below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information regarding the nature, extent and quality of services that CMA provides to the Fund under the Advisory Agreement. CMA provided the most recent investment adviser registration form ("Form ADV") and code of ethics for CMA to the Board. The Board reviewed information on the status of Securities and Exchange Commission ("SEC") and New York Attorney General ("NYAG") proceedings against CMA and certain of its affiliates, including the agreement in principle entered into with the SEC and the NYAG on March 15, 2004 to settle civil complaints filed by the SEC and the NYAG relating to trading activity in mutual fund shares.1

The Board evaluated the ability of CMA, including its resources, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals. The Board considered information regarding CMA's compensation program for its personnel involved in the management of the Fund.

Based on these considerations and other factors, including those referenced below, the Board concluded that they were generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by CMA.

FUND PERFORMANCE AND EXPENSES

CMA provided the Board with relative performance and expense information for the Fund in a report prepared by Lipper Inc. ("Lipper") an independent provider of investment company data. The Board considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the "Performance Universe") by total return for one-year, three-year, five-year, ten-year or life of fund periods, as applicable. They also considered the Fund's performance in comparison to the performance results of a group (the "Performance Peer Group") of funds selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features, and to the performance results of the Fund's benchmark index. The Board reviewed a description of Lipper's methodology for selecting the mutual funds in the Fund's Performance Peer Group and Performance Universe.

The Board considered statistical information regarding the Fund's total expenses and certain components thereof, including management fees (both actual management fees based on expenses for advisory and administrative fees including any reductions for fee waivers and expense reimbursements as well as contractual management fees that are computed for a hypothetical level of assets), actual non-management expenses, and fee waivers/caps and expense reimbursements. They also considered comparisons of these expenses to the expense information for funds within a group (the "Expense Peer Group") selected by Lipper based on similarities in fund type (e.g. open-end), investment classification and objective, asset size, load type and 12b-1/service fees and other expense features (but which, unlike the Performance Peer Group,may include funds with several different investment classifications and objectives) and an expense universe ("Expense Universe") selected by Lipper based on the criteria for determining the Expense Peer Group other than asset size. The expense information in the Lipper report took into account all existing fee waivers and expense reimbursements as well as all voluntary advisory fee reductions applicable to certain Funds that were being proposed by management in order to reduce the aggregate advisory fees received from mutual funds advised by CMA and Banc of America Capital Management, LLC ("BACAP") by $32 million per year for five years as contemplated by the agreement in principle with the NYAG.

The Committee also considered the projected impact on expenses of these Funds resulting from the overall cost reductions that management anticipated would result from the proposed shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates.

The Board also considered information in the Lipper report that ranked each Fund based on (i) each Fund's one-year performance and actual management fees, (ii) each Fund's one-year performance and total expenses and (iii) each Fund's 3-year performance and total expenses. Based on these comparisons and expense and performance rankings of the Fund in the Lipper Report, CMA determined an overall score for the Fund. The Committee and the Board also considered projected savings to the Fund that would result from certain modifications in soft dollar arrangements.

The Committee also considered more detailed information relating to certain Funds, including the Fund that were

---------------
1 On February 9, 2005, CMA and its affiliate, Columbia Funds Distributor, Inc., entered into settlement agreements with the SEC and the NYAG that contain substantially the terms outlined in the agreements in principle.

highlighted for additional review based upon the fact that they ranked poorly in terms of overall expense or management fees, maintained poor performance or demonstrated a combination of below average to poor performance while maintaining below average or poor expense rankings. At its September 23, 2004 meeting, the Committee discussed these Funds with management and in executive session. The Committee requested additional information from management regarding the cause(s) of the below-average relative performance of these Funds, any remedial actions management recommended to improve performance and the general standards for review of portfolio manager performance. At its October 12, 2004 meeting, the Committee considered additional information provided by management regarding these Funds. The Fund was identified for further review based on poor relative rankings for total expenses and actual management fees and poor relative three-year relative performance against total expenses. Management noted that the Fund's first quintile yield ranking as of August 31, 2004 within its Lipper performance group. Management also noted the Fund's other expenses included in the total expense ratio were expected to improve due to projected lower fund accounting expenses. The Board also considered management's proposal to merge or liquidate some of these Funds.

Based on these considerations and other factors, the Board concluded that the overall performance and expense results supported by the approval of the Advisory Agreements for each Fund.

INVESTMENT ADVISORY FEE RATES

The Board reviewed and considered the proposed contractual investment advisory fee rates (the "Advisory Agreement Rates") payable by the Funds to CMA for investment advisory services. In addition, the Board reviewed and considered the existing and proposed fee waiver and reimbursement arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the fee waivers and reimbursements into account (the "Net Advisory Rates"). At previous meetings, the Committee had separately considered management's proposal to reduce annual investment advisory fees for certain Funds under the NYAG agreement in principle and the impact of these reductions on each affected Fund. Additionally, the Board considered information comparing the Advisory Agreement Rates and Net Advisory Rates (both on a stand-alone basis and on a combined basis with the Funds' administration fee rates) with those of the other funds in the Expense Peer Group. The Board concluded that the Advisory Agreement Rates and Net Advisory Rates represented reasonable compensation to CMA, in light of the nature, extent and quality of the services provided to the Funds, the fees paid and expenses borne by comparable funds and the costs that CMA incurs in providing these services to the Funds.

PROFITABILITY

The Board considered a detailed profitability analysis of CMA based on 2003 financial statements, adjusted to take into account advisory fee reductions implemented in November 2003 and proposed reductions under the NYAG proposed settlement. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that CMA and its affiliates received for providing these services to the Funds were not unreasonable.

ECONOMIES OF SCALE

In evaluating potential economies of scale, the Board considered CMA's proposal to implement a standardized breakpoint schedule for combined advisory and administrative fees for the majority of the funds of the same general asset type within the Columbia Funds complex (other than index and closed-end funds). The Board noted that the standardization of the breakpoints would not result in a fee increase for any Fund. The Board concluded that any actual or potential economies of scale are, or will be, shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints at current and reasonably foreseeable asset levels.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

In evaluating the proposed fee reductions under the NYAG agreement in principle, the Board considered information regarding the advisory fee rates charged by BACAP for the Nations Funds. Members of the Committee and the Board had also separately reviewed advisory fee rates for variable insurance product funds advised by CMA. This information assisted the Board in assessing the reasonableness of fees paid under the Advisory Agreements in light of the nature, extent and quality of services provided under those agreements.

OTHER BENEFITS TO CMA

The Board considered information regarding potential "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. These benefits could include benefits directly attributable to the relationship of CMA with the Funds (such as soft dollar credits) and benefits potentially derived from an increase in the business of CMA as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

OTHER FACTORS AND BROADER REVIEW

The Board reviews detailed materials provided by CMA annually as part of the approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews information provided by CMA at their regular meetings, including, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board interviews the heads of each investment area at each regular meeting of the Board and selected portfolio managers of the Funds at various times throughout the year. After considering the above-described factors and based on the deliberations and their evaluation of the information provided to them, the Board concluded that re-approval of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

                       This page intentionally left blank.

                       This page intentionally left blank.

TRANSFER AGENT



IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Income Municipal Trust is:

Computershare
P.O. Box 43010
Providence, RI  02940-3010

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Annual Certifications -- As required, on June 13, 2005, the trust submitted to the New York Stock Exchange ("NYSE") the annual certification of the trust's Chief Executive Officer certifying that he is not aware of any violation of the NYSE's Corporate Governance listing standards. The trust also has included the certifications of the trust's Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the trust's Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

COLONIAL HIGH INCOME MUNICIPAL TRUST                           SEMIANNUAL REPORT


                                               SHC-44/87066-0605 (07/05) 05/6542

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                              Registrant Purchases of Equity Securities*
                                           (a)              (b)                    (c)                           (d)
                                                                              Total Number of              Maximum Number of
                                                                            Shares Purchased as           Shares that May Yet
            Period                   Total Number      Average Price         Part of Publicly              Be Purchased Under
                                 of Shares Purchased   Paid Per Share   Announced Plans or Programs      the Plans or Programs
-------------------------------------------------------------------------------------------------------------------------------

12/01/04 through 12/31/04                     0           $0.00                           0                       N/A

01/01/05 through 01/31/05                11,438           $6.61                      11,438                       N/A

02/01/05 through 02/28/05                     0           $0.00                           0                       N/A

03/01/05 through 03/31/05                 8,502           $6.45                       8,502                       N/A

04/01/05 through 04/30/05                 8,284           $6.28                       8,284                       N/A

05/01/05 through 05/31/05                 7,930           $6.49                       7,930                       N/A
-------------------------------------------------------------------------------------------------------------------------------

Total                                    36,154           $6.47                      36,154                       N/A
-------------------------------------------------------------------------------------------------------------------------------

* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Colonial High Income Municipal Trust
             -------------------------------------------------------------------

By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                July 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                July 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                July 28, 2005
    ----------------------------------------------------------------------------